Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2022, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, as well as other commitments related to office machines and services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for	Office Machines
	Service Fee	Capital	Licensed Content	and Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2023	553,533	1,971,894	1,034,633	313,287	3,873,347
2024	341,458	756,196	18,111	17,098	1,132,863
2025	244,584	206,918	—	—	451,502
2026	103,392	111,562	—	—	214,954
Beyond 2026	31,970	52,146	—	—	84,116
	1,274,937	3,098,716	1,052,744	330,385	5,756,782